ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2016	2015

Employees and payroll accruals	$118,599	$109,995
Accrued expenses	86,236	61,958
Government authorities	67,218	50,001
Other	1,081	1,301

	$273,134	$223,255